UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

EA Series Trust
(Exact name of registrant as specified in charter)

3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
(Address of principal executive offices) (Zip code)

3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
(Name and address of agent for service)

(215) 330-4476
Registrant’s telephone number, including area code

Date of fiscal year end: July 31, 2026

Date of reporting period: January 31, 2026

Item 1. Report to Stockholders.

(a)

Warren Street Global Equity ETF Ticker: WSGE Listed on: The Nasdaq Stock Market LLC	Janaury 31, 2026 Semi-Annual Shareholder Report https://warrenstreetetf.com/

This semi-annual shareholder report contains important information about the Warren Street Global Equity ETF (the “Fund”) for the period of December 8, 2025 to January 31, 2026 (the “Period”). You can find additional information about the Fund at https://warrenstreetetf.com/. You can also request this information by contacting us at (215) 330-4476.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$9	0.60%

KEY FUND STATISTICS (as of Period End)
Net Assets	$39,027,105	Portfolio Turnover Rate*	20%
# of Portfolio Holdings	246	Advisory Fees Paid	$34,970
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

ASSET WEIGHTING (as a % of Net Assets)
Exchange Traded Funds	66.5%
Common Stocks	32.4%
Real Estate Investment Trusts	0.8%
Cash and Cash Equivalents	0.3%

TOP 10 HOLDINGS (as a % of Net Assets)
iShares Global Equity Factor ETF	13.8%
iShares MSCI ACWI ex U.S. ETF	8.0%
Vanguard S&P 500 ETF	5.9%
iShares Core S&P 500 ETF	5.5%
State Street SPDR MSCI EAFE StrategicFactors ETF	3.4%
NVIDIA Corp.	2.7%
Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	2.3%
Vanguard Total World Stock ETF	2.2%
Apple, Inc.	2.2%
State Street SPDR S&P 500 ETF Trust	1.9%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://warrenstreetetf.com/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Semi-Annual Shareholder Report: January 31, 2026

(b) Not applicable.
Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.
(a)

WARREN STREET GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS
January 31, 2026 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 66.5%
Alpha Architect International Quantitative Value ETF (a)	13,473	$452,694
Alpha Architect US Quantitative Value ETF (a)	8,361	430,591
BNY Mellon Concentrated Growth ETF	1,367	50,702
Cambria Emerging Shareholder Yield ETF	3,419	143,222
Fidelity MSCI Communication Services Index ETF	373	28,143
Fidelity MSCI Financials Index ETF	680	51,830
First Trust Dow Jones Internet Index Fund (b)	50	13,032
Freedom 100 Emerging Markets ETF (a)	4,461	258,114
Invesco QQQ Trust Series 1	80	49,750
Invesco S&P 500 Equal Weight Technology ETF	210	9,851
iShares Core Dividend Growth ETF	317	22,770
iShares Core MSCI EAFE ETF	1,239	116,528
iShares Core MSCI Emerging Markets ETF	807	58,556
iShares Core S&P 500 ETF	3,072	2,135,132
iShares Core S&P Mid-Cap ETF	10,911	749,258
iShares Core S&P Small-Cap ETF	975	123,854
iShares Core S&P Total U.S. Stock Market ETF	369	55,712
iShares ESG Aware MSCI EAFE ETF	3,542	353,881
iShares ESG Aware MSCI EM ETF	4,077	193,821
iShares ESG Aware MSCI USA Small-Cap ETF	3,206	155,203
iShares Global Equity Factor ETF	99,603	5,405,066
iShares MSCI ACWI ex U.S. ETF	43,918	3,108,516
iShares MSCI EAFE ETF	420	42,311
iShares MSCI EAFE Value ETF	874	65,847
iShares MSCI Europe Financials ETF	3,756	143,554
iShares MSCI Eurozone ETF	985	65,660
iShares MSCI Global Min Vol Factor ETF	1,782	215,177
iShares MSCI International Value Factor ETF	7,915	320,558
iShares MSCI Japan ETF	1,303	111,693
iShares MSCI Pacific ex Japan ETF	1,865	99,945
iShares MSCI United Kingdom ETF	833	38,451
iShares MSCI USA Quality Factor ETF	1,832	370,833
iShares Russell 1000 ETF	579	219,128
iShares Russell 1000 Growth ETF	233	108,566
iShares Russell 2000 ETF	847	219,924
iShares Russell Mid-Cap ETF	523	51,871
iShares S&P 100 ETF	70	24,049
iShares S&P 500 Growth ETF	698	86,475
iShares S&P 500 Value ETF	354	76,903
iShares S&P Mid-Cap 400 Growth ETF	746	75,122
Schwab International Equity ETF	326	8,293
Schwab US Dividend Equity ETF	2,217	66,111
SPDR Dow Jones Industrial Average ETF Trust	269	131,549
State Street Health Care Select Sector SPDR ETF	155	23,985
The accompanying notes are an integral part of these financial statements.

1

WARREN STREET GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS
January 31, 2026 (Unaudited)

	Shares	Value
State Street SPDR MSCI EAFE StrategicFactors ETF	13,853	$1,318,252
State Street SPDR MSCI USA StrategicFactors ETF	541	95,936
State Street SPDR Portfolio Developed World ex-US ETF	5,018	235,746
State Street SPDR Portfolio Emerging Markets ETF	2,592	127,526
State Street SPDR Portfolio S&P 400 Mid Cap ETF	541	32,595
State Street SPDR Portfolio S&P 500 Growth ETF	3,413	366,044
State Street SPDR Portfolio S&P 500 Value ETF	5,480	318,772
State Street SPDR Portfolio S&P 600 Small Cap ETF	4,340	214,656
State Street SPDR S&P 500 ETF Trust	1,093	756,323
State Street SPDR S&P Emerging Markets Small Cap ETF	962	65,079
State Street SPDR S&P Global Infrastructure ETF	505	36,986
State Street SPDR S&P International Small Cap ETF	2,241	98,223
Vanguard Dividend Appreciation ETF	154	34,499
Vanguard ESG US Stock ETF	412	50,107
Vanguard Financials ETF	218	28,534
Vanguard FTSE All-World ex-US ETF	1,404	109,133
Vanguard FTSE Developed Markets ETF	6,001	397,266
Vanguard FTSE Emerging Markets ETF	1,074	60,649
Vanguard FTSE Europe ETF	3,155	276,063
Vanguard Growth ETF	497	239,330
Vanguard High Dividend Yield ETF	162	24,294
Vanguard Information Technology ETF	114	85,263
Vanguard S&P 500 ETF	3,639	2,315,205
Vanguard Small-Cap ETF	851	229,676
Vanguard Small-Cap Growth ETF	162	50,680
Vanguard Total Stock Market ETF	63	21,456
Vanguard Total World Stock ETF	5,929	862,373
Vanguard Value ETF	95	18,976
Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	21,214	884,836
WisdomTree International Equity Fund	487	35,088
WisdomTree Trust WisdomTree China ex-State-Owned Enterprises Fund	536	22,132
TOTAL EXCHANGE TRADED FUNDS (Cost $18,052,600)		25,943,929

COMMON STOCKS - 32.4%
Communication Services - 4.8%
Interactive Home Entertainment - 0.1%
Electronic Arts, Inc.	53	10,808
ROBLOX Corp. - Class A (b)	140	9,206
Take-Two Interactive Software, Inc. (b)	204	44,941
		64,955
Interactive Media & Services - 3.9%
Alphabet, Inc. - Class A	1,944	657,072
Alphabet, Inc. - Class C	1,433	485,113
Meta Platforms, Inc. - Class A	517	370,431
		1,512,616
The accompanying notes are an integral part of these financial statements.

2

WARREN STREET GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS
January 31, 2026 (Unaudited)

	Shares	Value
Movies & Entertainment - 0.8%
Netflix, Inc. (b)	2,764	$230,766
Walt Disney Co.	636	71,741
		302,507
Total Communication Services		1,880,078

Consumer Discretionary - 2.3%
Apparel Retail - 0.1%
Ross Stores, Inc.	172	32,448

Automobile Manufacturers - 0.0% (c)
General Motors Co.	223	18,732

Automotive Retail - 0.2%
AutoZone, Inc. (b)	3	11,113
O'Reilly Automotive, Inc. (b)	714	70,265
		81,378
Broadline Retail - 1.2%
Amazon.com, Inc. (b)	1,759	420,929
eBay, Inc.	321	29,282
PDD Holdings, Inc. - ADR (b)	127	12,833
		463,044
Education Services - 0.0% (c)
Adtalem Global Education, Inc. (b)	153	15,843

Footwear - 0.1%
NIKE, Inc. - Class B	548	33,872

Home Improvement Retail - 0.2%
Home Depot, Inc.	162	60,683

Homebuilding - 0.1%
Green Brick Partners, Inc. (b)	167	11,588
Hovnanian Enterprises, Inc. - Class A (b)	108	12,166
PulteGroup, Inc.	180	22,516
		46,270
Hotels, Resorts & Cruise Lines - 0.2%
Hilton Worldwide Holdings, Inc.	80	23,881
Marriott International, Inc. - Class A	83	26,170
Royal Caribbean Cruises Ltd.	53	17,206
Trip.com Group Ltd. - ADR	181	11,108
		78,365
Other Specialty Retail - 0.1%
Build-A-Bear Workshop, Inc.	450	26,856

The accompanying notes are an integral part of these financial statements.

3

WARREN STREET GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS
January 31, 2026 (Unaudited)

	Shares	Value
Restaurants - 0.1%
McDonald's Corp.	86	$27,090
Total Consumer Discretionary		884,581

Consumer Staples - 1.5%
Consumer Staples Merchandise Retail - 1.1%
Costco Wholesale Corp.	83	78,041
Walmart, Inc.	2,889	344,195
		422,236
Household Products - 0.0% (c)
Procter & Gamble Co.	67	10,169

Personal Care Products - 0.2%
Kenvue, Inc.	5,660	98,484

Soft Drinks & Non-alcoholic Beverages - 0.1%
Coca-Cola Co.	218	16,309
Coca-Cola Europacific Partners PLC	55	5,043
		21,352
Tobacco - 0.1%
Philip Morris International, Inc.	179	32,120
Total Consumer Staples		584,361

Financials - 3.9%
Asset Management & Custody Banks - 0.1%
Blackstone, Inc.	166	23,642

Consumer Finance - 0.3%
American Express Co.	270	95,086
SoFi Technologies, Inc. (b)	226	5,155
		100,241
Diversified Banks - 1.3%
Banco Bilbao Vizcaya Argentaria SA - ADR	4,107	104,400
Bank of America Corp.	851	45,273
Citigroup, Inc.	201	23,258
JPMorgan Chase & Co.	749	229,111
NatWest Group PLC - ADR (b)	1,269	23,134
US Bancorp	427	23,959
Wells Fargo & Co.	633	57,280
		506,415
Diversified Capital Markets - 0.0% (c)
Deutsche Bank AG	250	9,805

The accompanying notes are an integral part of these financial statements.

4

WARREN STREET GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS
January 31, 2026 (Unaudited)

	Shares	Value
Diversified Financial Services - 0.0% (c)
Apollo Global Management, Inc.	78	$10,494

Financial Exchanges & Data - 0.1%
Coinbase Global, Inc. - Class A (b)	62	12,074
Moody's Corp.	26	13,404
S&P Global, Inc.	25	13,195
		38,673
Insurance Brokers - 0.0% (c)
Aon PLC - Class A	32	11,189
Hippo Holdings, Inc. (b)	188	5,602
		16,791
Investment Banking & Brokerage - 0.2%
Goldman Sachs Group, Inc.	42	39,287
Morgan Stanley	266	48,625
		87,912
Life & Health Insurance - 0.1%
Aflac, Inc.	195	21,635

Multi-Sector Holdings - 0.3%
Berkshire Hathaway, Inc. - Class B (b)	237	113,886

Property & Casualty Insurance - 0.4%
Allstate Corp.	60	11,939
American International Group, Inc.	71	5,317
Chubb Ltd.	47	14,549
Heritage Insurance Holdings, Inc. (b)	243	6,335
Travelers Cos., Inc.	357	101,570
		139,710
Regional Banks - 0.1%
Live Oak Bancshares, Inc.	167	6,673
Truist Financial Corp.	344	17,689
		24,362
Reinsurance - 0.1%
SiriusPoint Ltd. (b)	2,761	56,352

Transaction & Payment Processing Services - 0.9%
Fidelity National Information Services, Inc.	152	8,398
Mastercard, Inc. - Class A	442	238,145
Toast, Inc. - Class A (b)	245	7,622
Visa, Inc. - Class A	356	114,572
		368,737
Total Financials		1,518,655

The accompanying notes are an integral part of these financial statements.

5

WARREN STREET GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS
January 31, 2026 (Unaudited)

	Shares	Value
Health Care - 2.7%
Biotechnology - 0.9%
AbbVie, Inc.	863	$192,458
Alnylam Pharmaceuticals, Inc. (b)	52	17,579
Cogent Biosciences, Inc. (b)	802	28,800
Ionis Pharmaceuticals, Inc. (b)	819	67,707
Neurocrine Biosciences, Inc. (b)	70	9,524
Vertex Pharmaceuticals, Inc. (b)	55	25,844
		341,912
Health Care Distributors - 0.1%
Cencora, Inc.	35	12,573
McKesson Corp.	35	29,092
		41,665
Health Care Equipment - 0.4%
Abbott Laboratories	862	94,217
Boston Scientific Corp. (b)	497	46,484
Stryker Corp.	78	28,826
		169,527
Health Care Technology - 0.0% (c)
Doximity, Inc. - Class A (b)	499	18,697

Pharmaceuticals - 1.3%
AstraZeneca PLC - ADR	1,139	105,665
Eli Lilly & Co.	218	226,099
Johnson & Johnson	653	148,394
LENZ Therapeutics, Inc. (b)	673	10,647
Organon & Co.	751	6,413
Septerna, Inc. (b)	340	7,936
		505,154
Total Health Care		1,076,955

Industrials - 4.7%
Aerospace & Defense - 0.4%
Boeing Co. (b)	325	75,959
RTX Corp.	386	77,559
		153,518
Agricultural & Farm Machinery - 0.5%
Deere & Co.	363	191,664

Air Freight & Logistics - 0.3%
FedEx Corp.	59	19,013
GXO Logistics, Inc. (b)	1,872	105,936
		124,949

The accompanying notes are an integral part of these financial statements.

6

WARREN STREET GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS
January 31, 2026 (Unaudited)

	Shares	Value
Building Products - 0.1%
Carrier Global Corp.	100	$5,958
Modine Manufacturing Co. (b)	189	34,901
Trane Technologies PLC	33	13,879
		54,738
Cargo Ground Transportation - 0.6%
XPO, Inc. (b)	1,635	242,160

Construction & Engineering - 0.9%
Comfort Systems USA, Inc.	118	134,768
EMCOR Group, Inc.	263	189,552
Quanta Services, Inc.	25	11,866
Stantec, Inc.	54	5,350
		341,536
Construction Machinery & Heavy Transportation Equipment - 0.2%
Caterpillar, Inc.	134	88,086
PACCAR, Inc.	74	9,095
		97,181
Diversified Support Services - 0.1%
Cintas Corp.	131	25,072

Electrical Components & Equipment - 0.4%
Eaton Corp. PLC	119	41,819
Emerson Electric Co.	99	14,549
Eos Energy Enterprises, Inc. (b)	1,562	22,868
Hubbell, Inc.	60	29,276
Rockwell Automation, Inc.	73	30,780
		139,292
Environmental & Facilities Services - 0.0% (c)
Enviri Corp. (b)	430	8,136

Heavy Electrical Equipment - 0.3%
GE Vernova, Inc.	134	97,334
NuScale Power Corp. (b)	619	10,820
		108,154
Human Resource & Employment Services - 0.0% (c)
Automatic Data Processing, Inc.	57	14,069

Industrial Machinery & Supplies & Components - 0.6%
Crane Co.	54	9,862
Illinois Tool Works, Inc.	60	15,676
Mueller Industries, Inc.	1,520	206,933
Parker-Hannifin Corp.	19	17,781
		250,252
The accompanying notes are an integral part of these financial statements.

7

WARREN STREET GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS
January 31, 2026 (Unaudited)

	Shares	Value
Passenger Ground Transportation - 0.1%
Uber Technologies, Inc. (b)	337	$26,977

Rail Transportation - 0.1%
Norfolk Southern Corp.	90	26,212

Trading Companies & Distributors - 0.1%
Core & Main, Inc. - Class A (b)	175	9,338
Willis Lease Finance Corp.	72	13,124
		22,462
Total Industrials		1,826,372

Information Technology - 11.8%
Application Software - 0.3%
Fair Isaac Corp. (b)	12	17,558
InterDigital, Inc.	121	39,499
Intuit, Inc.	23	11,475
Pegasystems, Inc.	142	6,204
Salesforce, Inc.	78	16,559
Synopsys, Inc. (b)	70	32,558
Unity Software, Inc. (b)	166	4,831
		128,684
Communications Equipment - 0.3%
Applied Optoelectronics, Inc. (b)	448	19,537
Cisco Systems, Inc.	739	57,879
Motorola Solutions, Inc.	56	22,542
		99,958
Electronic Manufacturing Services - 0.7%
Celestica, Inc. (b)	734	206,247
Jabil, Inc.	212	50,284
Sanmina Corp. (b)	130	18,418
TE Connectivity PLC	47	10,471
		285,420
Internet Services & Infrastructure - 0.0% (c)
Cloudflare, Inc. - Class A (b)	49	8,690

IT Consulting & Other Services - 0.1%
International Business Machines Corp.	162	49,685

Semiconductor Materials & Equipment - 1.1%
Applied Materials, Inc.	136	43,835
KLA Corp.	86	122,803
Lam Research Corp.	1,106	258,207
		424,845
The accompanying notes are an integral part of these financial statements.

8

WARREN STREET GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS
January 31, 2026 (Unaudited)

	Shares	Value
Semiconductors - 5.0%
Advanced Micro Devices, Inc. (b)	450	$106,529
Broadcom, Inc.	1,184	392,259
Intel Corp. (b)	506	23,514
Micron Technology, Inc.	151	62,647
NVIDIA Corp.	5,451	1,041,850
Qorvo, Inc. (b)	1,518	118,571
QUALCOMM, Inc.	99	15,007
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	423	139,827
Texas Instruments, Inc.	206	44,403
		1,944,607
Systems Software - 1.7%
Microsoft Corp.	1,551	667,380

Technology Hardware, Storage & Peripherals - 2.6%
Apple, Inc.	3,281	851,354
Seagate Technology Holdings PLC	257	104,776
Super Micro Computer, Inc. (b)	1,262	36,737
		992,867
Total Information Technology		4,602,136

Materials - 0.3%
Commodity Chemicals - 0.0% (c)
PureCycle Technologies, Inc. (b)	603	5,765

Diversified Metals & Mining - 0.1%
Compass Minerals International, Inc. (b)	1,536	38,369

Gold - 0.1%
SSR Mining, Inc. (b)	1,350	30,821

Specialty Chemicals - 0.1%
Perimeter Solutions, Inc. (b)	650	16,997
Sherwin-Williams Co.	89	31,563
		48,560
Total Materials		123,515

Real Estate - 0.1%
Real Estate Services - 0.1%
Cushman & Wakefield Ltd. (b)	455	7,480
Zillow Group, Inc. - Class A (b)	303	18,859
Zillow Group, Inc. - Class C (b)	201	12,669
Total Real Estate		39,008

The accompanying notes are an integral part of these financial statements.

9

WARREN STREET GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS
January 31, 2026 (Unaudited)

	Shares	Value
Utilities - 0.3%
Electric Utilities - 0.2%
American Electric Power Co., Inc.	74	$8,863
Constellation Energy Corp.	178	49,961
NRG Energy, Inc.	91	13,889
Xcel Energy, Inc.	164	12,474
		85,187
Independent Power Producers & Energy Traders - 0.0% (c)
Vistra Corp.	54	8,551

Multi-Utilities - 0.1%
CMS Energy Corp.	108	7,721
Dominion Energy, Inc.	134	8,063
		15,784
Total Utilities		109,522
TOTAL COMMON STOCKS (Cost $4,168,604)		12,645,183

REAL ESTATE INVESTMENT TRUSTS - 0.8%
Real Estate - 0.8%
Data Center REITs - 0.0% (c)
Digital Realty Trust, Inc.	91	15,102

Retail REITs - 0.8%
Macerich Co.	5,292	100,178
Realty Income Corp.	1,233	75,410
Simon Property Group, Inc.	679	129,899
		305,487
Telecom Tower REITs - 0.0% (c)
American Tower Corp.	69	12,370
Total Real Estate		332,959
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $119,584)		332,959

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.3%
First American Government Obligations Fund - Class X, 3.61% (d)	118,434	118,434
TOTAL MONEY MARKET FUNDS (Cost $118,434)		118,434

TOTAL INVESTMENTS - 100.0% (Cost $22,459,222)		$39,040,505
Liabilities in Excess of Other Assets - (0.0)% (c)		(13,400)
TOTAL NET ASSETS - 100.0%		$39,027,105

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

10

WARREN STREET GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS
January 31, 2026 (Unaudited)

ADR - American Depositary Receipt
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Affiliated security as defined by the Investment Company Act of 1940.
(b)	Non-income producing security.
(c)	Represents less than 0.05% of net assets.
(d)	The rate shown represents the 7-day annualized yield as of January 31, 2026.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (MSCI) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(b) Not applicable.
The accompanying notes are an integral part of these financial statements.

11

WARREN STREET GLOBAL EQUITY ETF
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment
Companies.

STATEMENT OF ASSETS AND LIABILITIES
January 31, 2026 (Unaudited)

ASSETS:
Investments in unaffiliated securities, at value (See Note 2)	$37,899,106
Investments in affiliated securities, at value (See Note 2 and 5)	1,141,399
Dividends receivable	6,662
Total assets	39,047,167

LIABILITIES:
Payable to adviser (See Note 3)	20,062
Total liabilities	20,062
NET ASSETS	$39,027,105

NET ASSETS CONSISTS OF:
Paid-in capital	$16,316,977
Total distributable earnings	22,710,128
Total net assets	$39,027,105

Net assets	$39,027,105
Shares issued and outstanding (a)	1,517,000
Net asset value per share	$25.73

COST:
Investments in unaffiliated securities, at cost	$21,763,166
Investments in affiliated securities, at cost	696,056

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

WARREN STREET GLOBAL EQUITY ETF

STATEMENT OF OPERATIONS
For the Period Ended January 31, 2026 (a) (Unaudited)

INVESTMENT INCOME:
Dividend income from unaffiliated securities	$123,291
Dividend income from affiliated securities	7,501
Less: Dividend withholding taxes	(256)
Total investment income	130,536

EXPENSES:
Investment advisory fee (See Note 3)	34,970
Total expenses	34,970
NET INVESTMENT INCOME (LOSS)	95,566

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:	6,140,686
Investments in unaffiliated securities	97,051
Investments in affiliated securities	1,533
In-kind redemptions in unaffiliated securities	6,030,776
In-kind redemptions in affiliated securities	11,326
Net realized gain (loss)	6,140,686

Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	(5,051,216)
Investments in affiliated securities	93,832
Net change in unrealized appreciation (depreciation)	(4,957,384)
Net realized and unrealized gain (loss)	1,183,302
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,278,868

(a)	Inception date of the Fund was December 8, 2025.

The accompanying notes are an integral part of these financial statements.

WARREN STREET GLOBAL EQUITY ETF

STATEMENT OF CHANGES IN NET ASSETS

Period ended January 31, 2026(a) (Unaudited)
OPERATIONS:
Net investment income (loss)	$95,566
Net realized gain (loss)	6,140,686
Net change in unrealized appreciation (depreciation)	(4,957,384)
Net increase (decrease) in net assets from operations	1,278,868

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(107,407)
Total distributions to shareholders	(107,407)

CAPITAL TRANSACTIONS:
Shares sold	8,098,954
Shares issued from reorganization (See Note 1)	38,930,491
Shares redeemed	(9,173,801)
Net increase (decrease) in net assets from capital transactions	37,855,644

NET INCREASE (DECREASE) IN NET ASSETS	39,027,105

NET ASSETS:
Beginning of the period	—
End of the period	$39,027,105

SHARES TRANSACTIONS
Shares sold	320,000
Shares issued from reorganization (See Note 1)	1,557,000
Shares redeemed	(360,000)
Total increase (decrease) in shares outstanding	1,517,000

(a)	Inception date of the Fund was December 8, 2025.

The accompanying notes are an integral part of these financial statements.

WARREN STREET GLOBAL EQUITY ETF
FINANCIAL HIGHLIGHTS

		INVESTMENT OPERATIONS:			LESS DISTRIBUTIONS FROM:				SUPPLEMENTAL DATA AND RATIOS:
For the period ended	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gain (loss) on investments (b)	Total from investment operations	Net investment income	Total distributions	Net asset value, end of period	Total return (c)	Net assets, end of period (in thousands)	Ratio of expense to average net assets (d)(e)	Ratio of net investment income (loss) to average net assets (d)(e)	Portfolio turnover rate (c)(f)
Warren Street Global Equity ETF
1/31/2026 (g)(h)	$25.00	0.06	0.74	0.80	(0.07)	(0.07)	$25.73	3.17%	$39,027	0.60%	1.67%	20%

(a)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(b)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	Unaudited.
(h)	Inception date of the Fund was December 8, 2025.
The accompanying notes are an integral part of these financial statements.

WARREN STREET GLOBAL EQUITY ETF

NOTES TO THE FINANCIAL STATEMENTS
January 31, 2026 (Unaudited)

NOTE 1 – ORGANIZATION

Warren Street Global Equity ETF (the “Fund”) is a series of the EA Series Trust (the “Trust”), which was organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund is considered non-diversified under the 1940 Act. The Fund commenced operations on December 8, 2025. The Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services- Investment Companies. The Fund’s investment objective is to seek long-term capital appreciation. See the Fund’s Prospectus and Statement of Additional Information regarding the risks of investing in shares of the Fund.

As part of the Fund’s commencement of operations on December 8, 2025, the Fund received an in-kind contribution from accounts managed by the Sub-Adviser, which consisted of $38,930,491 of securities which were recorded at their current value to align the Fund’s performance with ongoing financial reporting. However, as the transaction was determined to be a non-taxable transaction by management, the Fund elected to retain the securities’ original cost basis for tax purposes. The cost of the contributed securities as of December 8, 2025, was $17,391,824, resulting in net unrealized appreciation on investments of $21,538,667 as of that date. As a result of the in-kind contribution, the Fund issued 1,557,000 shares at a $25.00 per share net asset value.

Shares of the Fund are listed and traded on the The Nasdaq Stock Market LLC (the “Exchange”). Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 10,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is a participant of a clearing agency registered with the SEC, which has a written agreement with the Trust or one of its service providers that allows the authorized participant to place orders for the purchase and redemption of creation units. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from a Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
Authorized Participants may be required to pay a transaction fee to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions. Certain transactions consisting all or partially of cash may also be subject to a variable charge, which is payable to the relevant Fund, of up to 2.00% of the value of the order in addition to the transaction fee. A Fund may determine to waive the variable charge on certain orders when such waiver is determined to be in the best interests of Fund shareholders. Transaction fees received by a Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.
The end of the reporting period for the Fund is January 31, 2026, and the period covered by these Notes to Financial Statements is from December 8, 2025 to January 31, 2026 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale

WARREN STREET GLOBAL EQUITY ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
January 31, 2026 (Unaudited)

price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Fair values for debt securities, including asset-backed securities (“ABS”), collateralized loan obligations (“CLO”), collateralized mortgage obligations (“CMO”), corporate obligations, whole loans, and mortgage-backed securities (“MBS”) are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, MBS and ABS may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Reverse repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC dba EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. For the the current fiscal period, the Fund did not hold any securities that required fair valuation due to unobservable inputs.

As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

WARREN STREET GLOBAL EQUITY ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
January 31, 2026 (Unaudited)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the fair value classification of the Fund’s investments as of the current fiscal period:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments
Exchange Traded Funds	$25,943,929	$—	$—	$25,943,929
Common Stocks	12,645,183	—	—	12,645,183
Real Estate Investment Trusts	332,959	—	—	332,959
Money Market Funds	118,434	—	—	118,434
Total Investments	$39,040,505	$—	$—	$39,040,505

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the current fiscal period, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

B.Federal Income Taxes. The Fund’s policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Each Fund plans to file U.S. Federal and various state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Fund did not incur any interest or penalties.

C.Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts using the spot rate of exchange at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund isolates the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. That portion of gains (losses) attributable to the changes in market prices and the portion of gains (losses) attributable to changes in foreign exchange rates, if any, would appear on the “Statement of Operations” under “Net realized gain (loss) – Foreign currency translation” and “Change in net unrealized appreciation (depreciation) – Foreign currency translation,” respectively, if applicable.

If applicable, the Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

WARREN STREET GLOBAL EQUITY ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
January 31, 2026 (Unaudited)

D.Foreign Taxes. The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if there are any, are paid by the Fund and are reflected in its Statement of Operations. Foreign taxes payable or deferred as of the current period end, if any, are disclosed in the Statement of Assets and Liabilities.

Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.

The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

E.Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

Distributions received from the Fund’s investments in REITs and MLPs may be characterized as ordinary income, net capital gain, or return of capital. The proper characterization of such distributions is generally not known until after the end of each calendar year. As such, the Fund must use estimates in reporting the character of their income and distributions for financial statement purposes. Such estimates are based on historical information available from each MLP and other industry sources. The actual character of distributions to the Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of such investments, a portion of the distributions received by the Fund’s shareholders may represent a return of capital.

Distributions to shareholders from net investment income for the Fund are declared and paid on an annual basis and distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date. The Fund may distribute more frequently, if necessary, for tax purposes.

F.Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

G.Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for regular trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

H.Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. As of the date of this report, no claim has been made for indemnification pursuant to any such agreement of the Fund.

WARREN STREET GLOBAL EQUITY ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
January 31, 2026 (Unaudited)

I.Segment Reporting: The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations.

The Treasurer (principal financial officer) acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.

J.Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. The Fund’s realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash, are not taxable to the Fund and are not distributed to shareholders. As such, they have been reclassified from distributable earnings to paid-in capital. The Fund commenced operations on December 8, 2025; therefore, no reclassifications have been made yet.

K.New Accounting Pronouncement: In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU has been adopted by the Fund as of the reporting period end. Management has evaluated the impact of the ASU and determined it does not materially impact the financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Empowered Funds, LLC dba EA Advisers (the “Adviser”) serves as the investment adviser to the Fund. Pursuant to an investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser agrees to pay all expenses incurred by the Fund except for the fee paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes (including tax-related services), interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses.
Per the Advisory Agreement, the Fund pays an annual rate of 0.60% to the Adviser monthly based on average daily net assets.

Warren Street Wealth Advisors, LLC (the “Sub-Adviser”) serves as an investment sub-adviser to the Fund. Pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”) among the Trust, the Adviser and the Sub-Adviser, the Sub-Adviser is responsible for determining the investment exposures for the Fund, subject to the overall supervision and oversight of the Adviser and the Board.

U.S. Bancorp Fund Services, LLC (“Fund Services” or the “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports, and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; and monitors the activities of the Fund’s Custodian, transfer agent, and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of the Administrator, serves as the Fund’s Custodian.

WARREN STREET GLOBAL EQUITY ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
January 31, 2026 (Unaudited)

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the current fiscal period, purchases and sales of securities for the Fund, excluding short-term securities and in-kind transactions, were as follows:

Purchases	Sales
$8,271,195	$7,722,954

For the current fiscal period, in-kind transactions associated with creations and redemptions were as follows:

Creations	Redemptions
$7,215,154	$8,955,105

There were no purchases or sales of U.S. Government securities during the current fiscal period.

NOTE 5 – TRANSACTIONS WITH AFFILIATES

The Fund transactions with affiliates represent holdings for which it and the underlying exchange-traded funds have the same investment adviser. The Fund had the following transactions with such affiliated funds during the current fiscal period:

	Value as of December 8, 2025 (a)(b)	Additions	Reductions	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value as of January 31, 2026
Alpha Architect International Quantitative Value ETF	$409,400	$87,743	$(82,488)	$2,114	$35,925	$452,694
Alpha Architect US Quantitative Value ETF	397,850	85,119	(80,910)	4,875	23,657	430,591
Freedom 100 Emerging Markets ETF	215,889	48,158	(46,053)	5,870	34,250	258,114
	$1,023,139	$221,020	$(209,451)	$12,859	$93,832	$1,141,399

	Shares as of January 31, 2026	Dividend / Interest Income	Capital Gain Distributions from Underlying Funds
Alpha Architect International Quantitative Value ETF	13,473	$4,008	$—
Alpha Architect US Quantitative Value ETF	8,361	2,024	—
Freedom 100 Emerging Markets ETF	4,461	1,469	—
	26,295	$7,501	$—
(a) Inception date of Fund.
(b) Market value and shares of securities received as a result of a non-taxable exchange.

WARREN STREET GLOBAL EQUITY ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
January 31, 2026 (Unaudited)

NOTE 6 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Fund during the current fiscal period, was as follows:

Period Ended January 31, 2026 (a) (Unaudited)
Ordinary Income
$107,407

(a)	Inception date of the Fund was December 8, 2025.

NOTE 7 – SUBSEQUENT EVENTS

In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no transactions that occurred subsequent to the current fiscal period that materially impacted the amounts or disclosures in the Fund's financial statements.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment
Companies.

There were no matters concerning changes in and disagreements with Accountants on accounting and financial disclosures required by Item 304 of Regulation S-K.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted during the period covered by the report to a vote of shareholders.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Not applicable. The Independent Trustees are paid by the Adviser out of the advisory fee. See Note 3 to the Financial Statements under Item 7.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
The Board (the members of which are referred to as “Trustees”) of the EA Series Trust (the “Trust”) met in-person on August 29, 2025 and September 4-5, 2025 to consider the approval of (i) the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of the Warren Street Global Equity ETF (the “Fund”), and Empowered Funds, LLC dba EA Advisers (the “Adviser”), and (ii) the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement” and together with the Advisory Agreement, the “Agreements”) among the Trust, on behalf of the Fund, the Adviser, and Warren Street Wealth Advisors, LLC (the “Sub-Adviser”), each for an initial two-year term.
In accordance with Section 15(c) of the 1940 Act, the Board requested, reviewed, and considered materials furnished by the Adviser and Sub-Adviser relevant to the Board’s consideration of whether to approve the Agreements. In connection with considering the approval of the Agreements, the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), met in executive session with counsel to the Trust, who provided assistance and advice. In reaching the decision to approve the Agreements, the Board considered and reviewed information provided by the Adviser and Sub-Adviser, including, among other things, information about their respective personnel, operations, financial condition, and compliance programs. The Board also reviewed the proposed Agreements. During its review and consideration, the Board focused on and reviewed the factors it deemed relevant, including:
Nature, Quality, and Extent of Services. The Board was presented with and considered information concerning the nature, quality, and extent of the overall services expected to be provided by the Adviser and Sub-Adviser to the Fund. In this context, the Board considered the responsibilities of the Adviser, recognizing that the Adviser had invested significant time and effort in structuring the Trust and the Fund and arranging service providers for the Fund. In addition, the Board considered that the Adviser is responsible for providing investment advisory oversight services to the Fund, executing all Fund transactions, monitoring compliance with the Fund’s objectives, policies, and restrictions, and carrying out directives of the Board. The Board also considered the services expected to be provided by the Adviser in the oversight of the Trust’s administrator, transfer agent, and custodian. In addition, the Board evaluated the integrity of each of the Adviser’s and the Sub-Adviser’s personnel, the experience of the portfolio managers in managing assets, and the adequacy of each of the Adviser’s and the Sub-Adviser’s resources to perform the services provided under the Agreements. The Board also considered the Adviser’s ongoing oversight responsibilities vis-à-vis the Sub-Adviser.
Performance. Performance information was not available for the Fund as it had not yet commenced investment operations. However, the Board was presented with information regarding the performance of separately managed accounts of the Sub-Adviser that utilized strategies similar to those of the Fund. The Board noted that the Global Equity Strategy accounts had underperformed their respective benchmark for the one-year, three-year, five-year, and since-inception periods ended May 30, 2025, but noted the Sub-Adviser’s explanation that the deviation in performance was attributed to higher international and deep value exposures than the broader benchmark over the past decade.
Comparative Fees and Expenses. In considering the advisory fees and sub-advisory fees, the Board reviewed and considered the fees in light of the nature, quality, and extent of the services expected to be provided by the Adviser and the Sub-Adviser, respectively. The Board compared the Fund’s management fee and net expense ratio to those of a peer group of ETFs determined by an independent consultant to the Trust to be highly suitable peers based on factors such as a fund’s strategy, geographic focus, portfolio concentration, and factor analyses. The Board also considered the allocation of fees between the Adviser and the Sub-Adviser.
The Board noted that the Fund’s proposed management fee and net expense ratio were significantly above the average of its peer group but within the peer group’s range. The Board considered that the fees reflect a significant discount relative to the fees charged by the Sub-Adviser to investors using its comparable separately management account or model account products. The Board considered the Fund’s fee arrangement, in which the Adviser is responsible for paying most of the Fund’s operating expenses out of its resources.
With respect to the sub-advisory fee, the Board noted that it was payable solely by the Adviser. The Board also considered representations from the Adviser that it does not manage any other accounts that follow a similar strategy as the Fund. The Board also noted that the Sub-Adviser charges a higher fee for the separately managed accounts which utilizes a similar strategy as the Fund. The Board was agreeable to the fee levels.
Costs and Profitability. The Board further considered information regarding the potential profits, if any, that may be realized by each of the Adviser and the Sub-Adviser in connection with providing their respective services to the Fund. The Board reviewed estimated profit and loss information provided by each of the Adviser and the Sub-Adviser with respect to the Fund and estimated data regarding the proposed advisory and sub-advisory fees. The Board also reviewed the costs associated with the personnel, systems, and resources necessary to manage the Fund and to meet the regulatory and compliance requirements adopted by the SEC and other regulatory bodies.
The Board also considered other expenses of the Fund that the Adviser would pay in accordance with the Advisory Agreement. The Board took into consideration that, pursuant to the Advisory Agreement, the Adviser agreed to pay all expenses incurred by the Fund except for the fees paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), the fees and expenses associated with the Fund’s securities lending program, litigation expenses and other non-routine or extraordinary expenses. The Board also considered the respective financial obligations of the Adviser, as well as the Sub-Adviser, which serves as the sponsor of the Fund. The Board discussed the financial condition of the Sub-Adviser, noting that the Sub-Adviser has sufficient capital to maintain its commitment to the Fund.
Other Benefits. The Board further considered the extent to which the Adviser or the Sub-Adviser might derive ancillary benefits from the Fund’s operations. The Board noted that any ancillary benefits to the Adviser or Sub-Adviser were not expected to be material.
Economies of Scale. The Board also considered whether economies of scale would be realized by the Fund as its assets grow larger, including the extent to which this is reflected in the level of fees to be charged. The Board noted that the proposed advisory and sub-advisory fees do not include breakpoints but concluded that it was premature to meaningfully evaluate potential economies of scale given that the Fund is new.
Conclusion. No single factor was determinative of the Board’s decision to approve the Agreements; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Advisory Agreement and Sub-Advisory Agreement, including the compensation payable under each Agreement, were fair and reasonable to the Fund. The Board, including the Independent Trustees, unanimously determined that the approval of each of the Advisory Agreement and the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.
Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.
(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

There have been no required recovery of erroneously awarded incentive based compensation to an executive officer from the registrant that required an accounting restatement.

Item 19. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Not Applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EA Series Trust

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	March 31, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	March 31, 2026

By (Signature and Title)	/s/ Sean R. Hegarty, CPA
Sean R. Hegarty, CPA, Treasurer (principal financial officer)

Date:	March 31, 2026